Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Investments in Associates and Joint Ventures
12.	Investments in Associates and Joint Ventures

(1)	Investments in associates and joint ventures accounted for using the equity method as of December 31, 2023 and 2022 are as follows:

(In millions of won)		December 31, 2023		December 31, 2022
	Country	Ownership (%)	Carrying amount	Ownership (%)	Carrying amount
Investments in associates:
SK China Company Ltd.	China	27.3	896,990	27.3	~~W~~	879,527
Korea IT Fund(*1)	Korea	63.3	336,404	63.3		324,860
UniSK	China	49.0	22,285	49.0		20,839
SK Technology Innovation Company	Cayman Islands	49.0	70,409	49.0		69,375
SK MENA Investment B.V.	Netherlands	32.1	14,872	32.1		14,296
SK Latin America Investment S.A.	Spain	32.1	14,607	32.1		11,961
SK South East Asia Investment Pte. Ltd.	Singapore	20.0	355,282	20.0		357,537
Citadel Pacific Telecom Holdings, LLC(*2)	USA	15.0	45,901	15.0		48,542
SM. Culture & Contents Co., Ltd.(*3)	Korea	22.8	41,578	23.1		59,611
Invites Genomics Co., Ltd.(*4) (Formerly, Invites Healthcare Co., Ltd.)	Korea	31.1	—	31.1		—
Nam Incheon Broadcasting Co., Ltd.	Korea	27.3	14,344	27.3		13,575
Home Choice Corp.(*2)	Korea	17.8	3,215	17.8		4,456
Konan Technology Inc.	Korea	20.7	6,349	20.8		8,366
CMES Inc.(*2)	Korea	7.7	900	7.7		900
SK telecom Japan Inc.(*5)	Japan	33.0	1,239	—		—
12CM JAPAN and others(*2,6,7)	—	—	81,142	—		69,734

			1,905,517			1,883,579

Investments in joint ventures:
UTC Kakao-SK Telecom ESG Fund(*8)	Korea	48.2	9,495	48.2		5,710

			9,495			5,710

			1,915,012		~~W~~	1,889,289

(*1)	Investment in Korea IT Fund was classified as investment in associates as the Group does not have control over the investee under the contractual agreement with other shareholders.
(*2)
These investments were classified as investments in associates as the Group can exercise significant influence through its right to appoint the members of the Board of Directors even though the Group has less than 20% of equity interests.

(*3)	The Group recognized an impairment loss of ~~W~~ 18,755 million as the recoverable amount was assessed to be less than the carrying amount for the year ended December 31, 2023.

(*4)
The Group recognized the carrying amount of investments in Invites Genomics Co., Ltd. (Formerly, Invites Healthcare Co., Ltd.) in its entirety as an impairment loss for the year ended December 31, 2022.

(*5)
The Group disposed of a portion of shares in SK telecom Japan Inc., which was a subsidiary of the Parent Company, to SK hynix Inc. and SK Square Co., Ltd. for
~~W~~
4,900 million in cash, from which it recognized
~~W~~
998 million of loss relating to investments in subsidiaries for the year ended December 31, 2023, and the remaining ownership interest is reclassified as investments in associates as of December 31, 2023.

(*6)
The Group additionally contributed
~~W~~
6,000 million of investment in KB ESG Fund of the three telecommunications companies,
~~W~~
28 million in F&U Credit information Co., Ltd.,
~~W~~
215 million of investment in KDX Korea Data Exchange,
~~W~~
132 million of investment in SK Venture Capital, LLC, and
~~W~~
261 million of investment in Walden SKT Venture Fund for the year ended December 31, 2023. Also, the Group obtained significant influence by contributing
~~W~~
6,500 million to Telecom Daean Evaluation Jun B Corporation Co., Ltd., and
~~W~~
520 million to Covet Co., Ltd., for the year ended December 31, 2023.

(*7)
The Group disposed of a portion of shares in Start-up Win-Win Fund for
~~W~~
550 million and a portion of SK-KNET Youth Startup Investment Cooperative for
~~W~~
4,400 million in cash for the year ended December 31, 2023.

(*8)
The Group additionally contributed
~~W~~
4,000 million in cash to the investee for the year ended December 31, 2023, but there is no change in the ownership interest. The Group has joint control over the investee pursuant to the agreement with the other shareholders, thus the investment in the investee was classified as investments in joint ventures.

(2)	The market value of investments in listed associates as of December 31, 2023 and 2022 are as follows:

(In millions of won, except for share data)
	December 31, 2023				December 31, 2022
	Market price per share (in won)		Number of shares	Market value	Market price per share (in won)	Number of shares	Market value
SM. Culture & Contents Co., Ltd.	~~W~~	1,887	22,033,898	41,578	2,960	22,033,898	65,220
Konan Technology Inc.		32,600	2,359,160	76,909	28,250	1,179,580	33,323

(3)	The condensed financial information of material associates as of and for the years ended December 31, 2023, 2022 and 2021 are as follows:

(In millions of won)
	Korea IT Fund		SK China Company Ltd.(*)	SK South East Asia Investment Pte. Ltd.(*)

	As of December 31, 2023
Current assets	~~W~~	128,344	1,350,607	213,522
Non-current assets		402,819	1,987,252	3,034,553
Current liabilities		—	99,083	502,728
Non-current liabilities		—	252,100	13,586

	2023
Revenue	~~W~~	33,017	70,126	76,686
Profit (loss) for the year		16,330	87,462	(66,169)
Other comprehensive income (loss)		5,316	(56,660)	2,779
Total comprehensive income (loss)		21,646	30,802	(63,390)

(In millions of won)
	Korea IT Fund		SK China Company Ltd.(*)	SK South East Asia Investment Pte. Ltd.(*)

	As of December 31, 2022
Current assets	~~W~~	98,132	1,223,426	146,589
Non-current assets		414,804	2,050,001	3,034,335
Current liabilities		—	76,654	488,132
Non-current liabilities		—	276,525	—

	2022
Revenue	~~W~~	19,916	62,334	72,658
Profit (loss) for the year		7,505	(11,681)	(17,504)
Other comprehensive income (loss)		(11,779)	58,034	(34,220)
Total comprehensive income (loss)		(4,274)	46,353	(51,724)

(In millions of won)
	HanaCard Co., Ltd.(*)		Korea IT Fund	SK China Company Ltd.(*)	SK South East Asia Investment Pte. Ltd.(*)
	As of December 31, 2021
Current assets	~~W~~	9,130,044	117,172	1,124,219	133,110
Non-current assets		465,333	419,632	1,849,102	2,853,184
Current liabilities		1,281,783	—	53,199	412,962
Non-current liabilities		6,284,587	—	316,470	—

	2021
Revenue	~~W~~	1,270,568	58,741	80,241	9,945
Profit (loss) for the year		250,484	50,107	933,475	(188,678)
Other comprehensive income (loss)		909	(6,847)	326,661	304,700
Total comprehensive income		251,393	43,260	1,260,136	116,022

(*)	The financial information of HanaCard Co., Ltd., SK China Company Ltd. and SK South East Asia Investment Pte. Ltd. are consolidated financial information.

(4)	There are no material joint ventures as of December 31, 2023, 2022 and 2021.

(5)
Reconciliations of financial information of material associates to carrying amounts of investments in associates in the consolidated financial statements as of December 31, 2023 and 2022 are as follows:

(In millions of won)
	December 31, 2023
	Net assets		Ownership interests (%)	Net assets attributable to the ownership interests	Cost-book value differentials	Carrying amount
Korea IT Fund	~~W~~	531,163	63.3	336,404	—	336,404
SK China Company Ltd.		2,986,676	27.3	814,503	82,487	896,990
SK South East Asia Investment Pte. Ltd.(*)		1,776,411	20.0	355,282	—	355,282

(In millions of won)
	December 31, 2022
	Net assets		Ownership interests (%)	Net assets attributable to the ownership interests	Cost-book value differentials	Carrying amount
Korea IT Fund	~~W~~	512,936	63.3	324,860	—	324,860
SK China Company Ltd.		2,920,248	27.3	796,387	83,140	879,527
SK South East Asia Investment Pte. Ltd.(*)		1,787,685	20.0	357,537	—	357,537

(*)	Net assets of these entities represent net assets excluding those attributable to their non-controlling interests.

(6)	Details of the changes in investments in associates and joint ventures accounted for using the equity method for the years ended December 31, 2023 and 2022 are as follows:

(In millions of won)	2023
	Beginning balance		Acquisition and Disposal	Share of profit (loss)	Other compre- hensive income (loss)	Other increase (decrease)	Ending balance
Investments in associates:
SK China Company Ltd.	~~W~~	879,527	—	24,054	(6,591)	—	896,990
Korea IT Fund(*1)		324,860	—	10,343	3,366	(2,165)	336,404
UniSK(*1)		20,839	—	2,079	102	(735)	22,285
SK Technology Innovation Company		69,375	—	(178)	1,212	—	70,409
SK MENA Investment B.V.		14,296	—	335	241	—	14,872
SK Latin America Investment S.A.		11,961	—	1,974	672	—	14,607
SK South East Asia Investment Pte. Ltd.		357,537	—	(12,881)	10,626	—	355,282
Citadel Pacific Telecom Holdings, LLC(*1)		48,542	—	2,628	637	(5,906)	45,901
SM. Culture & Contents Co., Ltd.(*2)		59,611	(679)	593	808	(18,755)	41,578
Nam Incheon Broadcasting Co., Ltd.(*1)		13,575	—	905	—	(136)	14,344
Home Choice Corp.		4,456	—	(1,241)	—	—	3,215
Konan Technology Inc.		8,366	(44)	(2,100)	127	—	6,349
CMES Inc.		900	—	—	—	—	900
SK telecom Japan Inc.(*3)		—	—	—	—	1,239	1,239
12CM JAPAN and others(*1,4)		69,734	8,706	5,108	(2,264)	(142)	81,142

		1,883,579	7,983	31,619	8,936	(26,600)	1,905,517
Investments in joint ventures:
UTC Kakao-SK Telecom ESG Fund		5,710	4,000	(215)	—	—	9,495

		5,710	4,000	(215)	—	—	9,495

	~~W~~	1,889,289	11,983	31,404	8,936	(26,600)	1,915,012

(*1)	Dividends received from the associates are deducted from the carrying amount for the year ended December 31, 2023.
(*2)	The Group recognized ~~W~~ 18,755 million of impairment loss for the year ended December 31, 2023.
(*3)
The Group disposed of a portion of shares in SK telecom Japan Inc., which was a subsidiary of the Parent Company, resulting in the reclassification of the remaining shares as an investment in associate for the year ended December 2023.

(*4)
The acquisition for the year ended December 31, 2023 includes
~~W~~
6,500 million of investment in Telecom Daean Evaluation Jun B Corporation Co., Ltd.,
~~W~~
6,000 million of investment in KB ESG Fund of the three telecommunications companies,
~~W~~
215 million of investment in KDX Korea Data Exchange,
~~W~~
132 million of investment in SK Venture Capital, LLC,
~~W~~
261 million of investment in Walden SKT Venture Fund,
~~W~~
520 million of investment in Covet Co., Ltd., and
~~W~~
28 million of investment in F&U Credit information Co., Ltd. The disposal for the year ended December 31, 2023 includes a portion of shares in Start-up Win-Win Fund for ~~W~~ 550 million and a portion of SK-KNET Youth Startup Investment Cooperative for ~~W~~ 4,400 million for the year ended December 31, 2023.

(In millions of won)	2022
	Beginning balance		Acquisition and Disposal	Share of profit (loss)	Other compre- hensive income (loss)	Other increase (decrease)	Ending balance
Investments in associates:
SK China Company Ltd.	~~W~~	793,754	—	(19,395)	105,168	—	879,527
Korea IT Fund(*1)		339,976	—	4,753	(7,459)	(12,410)	324,860
HanaCard Co., Ltd.		349,866	(368,389)	17,749	774	—	—
UniSK		19,156	—	2,424	(741)	—	20,839
SK Technology Innovation Company		86,301	—	(22,923)	5,997	—	69,375
SK MENA Investment B.V.		15,343	—	(2,059)	1,012	—	14,296
SK Latin America Investment S.A.		14,004	—	(2,083)	40	—	11,961
SK South East Asia Investment Pte. Ltd.		348,782	—	(6,975)	15,730	—	357,537
Citadel Pacific Telecom Holdings, LLC		43,789	—	2,890	1,863	—	48,542
SM. Culture & Contents Co., Ltd.		60,261	37	(756)	69	—	59,611
Digital Games International Pte. Ltd.		2,208	(1,757)	(562)	111	—	—
Invites Genomics Co., Ltd.(*2) (Formerly, Invites Healthcare Co., Ltd.)		26,474	—	(11,759)	(74)	(14,641)	—
Nam Incheon Broadcasting Co., Ltd.(*1)		12,525	—	1,186	—	(136)	13,575
Home Choice Corp.		3,052	—	1,403	1	—	4,456
Konan Technology Inc.		3,639	5,451	(710)	(14)	—	8,366
CMES Inc.(*3)		—	—	—	—	900	900
12CM JAPAN and others(*4)		68,966	1,873	1,245	—	(2,350)	69,734

		2,188,096	(362,785)	(35,572)	122,477	(28,637)	1,883,579
Investments in joint ventures:
Finnq Co., Ltd.		7,255	(3,840)	(3,617)	202	—	—
UTC Kakao-SK Telecom ESG Fund		2,000	4,000	(290)	—	—	5,710

		9,255	160	(3,907)	202	—	5,710

	~~W~~	2,197,351	(362,625)	(39,479)	122,679	(28,637)	1,889,289

(*1)	Dividends received from the associates are deducted from the carrying amount for the year ended December 31, 2022.
(*2)	The Group recognized ~~W~~ 14,641 million of impairment loss for the year ended December 31, 2022.
(*3)	As the Group obtained significant influence over the investee, ~~W~~ 900 million of financial assets at FVOCI are reclassified to investments in associates for the year ended December 31, 2022.

(*4)
The acquisition for the year ended December 31, 2022 includes
~~W~~
2,000 million of cash investment in Smart SKT Infinitum Game Fund,
~~W~~
4,000 million of cash investment in KB ESG Fund of three telecommunications companies and
~~W~~
12 million of cash investment in SK Venture Capital, LLC. The disposal for the year ended December 31, 2022 includes
~~W~~
4,850 million relating to disposal of the part of shares of Start-up Win-Win Fund and
~~W~~
1,080 million relating to disposal of the part of shares of Daekyo Wipoongdangdang Contents Korea Fund. In addition, dividends amounting to
~~W~~
1,290 million received from Start-up Win-Win Fund deducted from the carrying amount for the year ended December 31, 2022.

(7)
The Group discontinued the application of equity method to the following investees due to their carrying amounts being reduced to zero. The details of cumulative unrecognized equity method losses as of December 31, 2023 are as follows:

(In millions of won)	Unrecognized loss			Unrecognized change in equity
	2023		Cumulative loss	2023	Cumulative loss
Invites Genomics Co., Ltd. (Formerly, Invites Healthcare Co., Ltd.)	~~W~~	7,844	7,844	1,179	1,179
Daehan Kanggun BcN Co., Ltd. and others		—	5,780	—	(124)

	~~W~~	7,844	13,624	1,179	1,055